Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 7,564	$ 10,533
Short-term deposit		529
Trade receivables	221	103
Inventory	1,988	2,275
Prepaid expenses and other receivables	981	744
Total current assets	10,754	14,184
NON-CURRENT ASSETS
Right of use assets	524	679
Property and equipment, net	1,252	1,513
Prepaid expenses and other long-term assets	46	34
Total non-current assets	1,822	2,226
TOTAL ASSETS	12,576	16,410
CURRENT LIABILITIES
Trade payables	1,232	502
Lease liabilities	298	223
Employees and other current liabilities	3,984	3,146
Total current liabilities	5,514	3,871
NON-CURRENT LIABILITIES
Long term lease liabilities	161	376
Total non-current liabilities	161	376
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value; Authorized 2,500,000,000 shares; Issued and outstanding: 56,568,999 shares and 45,729,684 shares as of December 31, 2024 and December 31, 2023, respectively
Additional paid-in capital	112,280	102,224
Accumulated deficit	(105,379)	(90,061)
Total shareholders’ equity	6,901	12,163
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 12,576	$ 16,410